Activity Related to Notes (Detail) (USD $)	9 Months Ended		12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	May 31, 2014	May 31, 2013
Debt Instrument [Line Items]
Face amount of Notes	$ 4,271,250		$ 7,221,250	$ 6,588,250
Unamortized discount	(633,741)		(1,932,566)	(4,539,886)
Repayments		(250,000)	(500,000)
Conversions	(1,175,000)	(2,459,000)	(2,450,000)	(567,000)
Total carrying value of Notes	2,462,509		2,338,684	1,481,364
Short-term portion of Notes	(2,462,509)			(328,347)
Long-term portion of Notes			2,338,684	1,153,017
Total carrying value of Notes	$ 2,462,509		$ 2,338,684	$ 1,481,364